UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     John Kornreich

Address:  767 Fifth Avenue, 45th Floor
          New York, New York 10153


13F File Number: 28-02461

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   John Kornreich
Title:  N/A
Phone:  212-754-8100


Signature, Place and Date of Signing:


  /s/ John Kornreich             New York, New York            August 12, 2004
-----------------------         --------------------            ---------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

  28-06285                Sandler Capital Management
--------------------      --------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         None

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:   20,391
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                    FORM 13F INFORMATION TABLE

                                                          JOHN KORNREICH
                                                           June 30, 2004


                                 TITLE                       VALUE     SHARES/  SH/  PUT/   INVSTMT    OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS        CUSIP       x($1000)  PRN AMT  PRN  CALL   DISCRETN  MANAGERS  SOLE  SHARED   NONE
--------------                   --------        -----       --------  -------  ---  ----   --------  --------  ----  ------   ----

AMC ENTMT INC                    COM             001669100    615     40000     SH          SOLE      01         40000  0      0
BELO CORP                        COM             080555105   1155     43000     SH          SOLE      01         43000  0      0
CABLEVISION SYS CORP             COM             12686C109   1862     94773     SH          SOLE      01         94773  0      0
CITADEL BROADCASTING  CORP       COM             17285T106    146     10000     SH          SOLE      01         10000  0      0
COMCAST CORP                     CL A            20030N101    234      8310     SH          SOLE      01          8310  0      0
COMCAST CORP                     CL A SPL        20030N200   2430     88000     SH          SOLE      01         88000  0      0
COX COMMUNICATIONS INC           COM             224044107   1251     45000     SH          SOLE      01         45000  0      0
FOX ENTMT GROUP INC              COM             35138T107    601     22500     SH          SOLE      01         22500  0      0
GANNETT INC                      COM             364730101    849     10000     SH          SOLE      01         10000  0      0
GRAY TELEVISION INC              COM             389375106    695     50000     SH          SOLE      01         50000  0      0
INSIGHT COMMUNICATIONS INC       COM             45768V108    463     50000     SH          SOLE      01         50000  0      0
LIBERTY MEDIA CORP NEW           COM             530718105    547     60792     SH          SOLE      01         60792  0      0
LIBERTY MEDIA INTL INC           COM SER A       530719103    113      3039     SH          SOLE      01          3039  0
NEWS CORP LTD                    SP ADR PFD      652487802   1726     52500     SH          SOLE      01         52500  0      0
NEXSTAR BROADCASTING  GROUP IN   COM             65336K103    577     52000     SH          SOLE      01         52000  0      0
REGAL ENTMT GROUP                COM             758766109    724     40000     SH          SOLE      01         40000  0      0
TIME WARNER INC                  COM             887317105   1849    105200     SH          SOLE      01        105200  0      0
TRIBUNE CO                       COM             896047107    911     20000     SH          SOLE      01         20000  0      0
UNITEDGLOBALCOM                  COM             913247508    650     89600     SH          SOLE      01         89600  0      0
UNIVISION COMMUNICATIONS INC     COM             914906102    639     20000     SH          SOLE      01         20000  0      0
VIACOM INC                       CL B            925524308   1470     41150     SH          SOLE      01         41150  0      0
VODAFONE GROUP PLC NEW           SPONSORED ADR   92857W100    553     25000     SH          SOLE      01         25000  0      0
DISNEY WALT CO                   COM             254687106    331     13000     SH          SOLE      01         13000  0      0
                                                            20391




71200.0131 #505146